Roundhill Aquirers Deep Value ETF Schedule of Investments as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 2.1% AMC Networks, Inc. - Class A(a)	28,560	$495,230
E.W. Scripps Company - Class A(a)	93,894	255,392
		750,622
Consumer Discretionary - 23.2% Aaron's Company, Inc.	50,257	426,179
Buckle, Inc.	8,995	346,667
Cricut, Inc. - Class A	66,851	416,482
Dine Brands Global, Inc.	7,368	290,668
Ethan Allen Interiors, Inc.	10,714	311,885
Everi Holdings, Inc.(a)	38,169	275,962
Garrett Motion, Inc.(a)	36,806	334,198
G-III Apparel Group, Ltd.(a)	13,350	401,301
Green Brick Partners, Inc.(a)	6,396	349,222
Hanesbrands, Inc.(a)	61,494	314,849
Haverty Furniture Companies, Inc.	11,095	315,209
M/I Homes, Inc.(a)	2,856	356,772
Malibu Boats, Inc. - Class A(a)	8,879	341,486
MasterCraft Boat Holdings, Inc.(a)	16,119	340,111
Monarch Casino & Resort, Inc.	4,928	330,028
Movado Group, Inc.	13,086	346,779
Perdoceo Education Corporation	19,790	445,275
Standard Motor Products, Inc.	11,166	342,908
Target Hospitality Corporation(a)	39,201	445,323
Upbound Group, Inc.	10,521	345,299
Vista Outdoor, Inc.(a)	10,929	381,204
Winnebago Industries, Inc.	5,470	339,413
Zumiez, Inc.(a)	25,940	487,153
		8,284,373
Consumer Staples - 8.5% Herbalife, Ltd.(a)	38,946	401,144
Ingles Markets, Inc. - Class A	4,676	342,003
John B Sanfilippo & Son, Inc.	3,276	330,319
Medifast, Inc.	9,529	245,276
Nature's Sunshine Products, Inc.(a)	17,369	266,093
Nu Skin Enterprises, Inc. - Class A	26,251	350,451
Turning Point Brands, Inc.	12,658	415,309
USANA Health Sciences, Inc.(a)	6,970	331,772
Vector Group, Ltd.	32,371	355,110
		3,037,477
Energy - 7.6%
DHT Holdings, Inc.	31,131	376,685
Dorian LPG, Ltd.	9,262	468,750
Evolution Petroleum Corporation	58,254	334,960
Natural Resource Partners LP	3,936	355,618
Par Pacific Holdings, Inc.(a)	9,402	255,170
Teekay Corporatioin(a)	48,377	473,611
Teekay Tankers, Ltd. - Class A	6,243	454,678
		2,719,472
Financials - 14.9%
AMERISAFE, Inc.	6,912	302,953
Bancorp, Inc.(a)	10,118	339,864
Brightsphere Investment Group, Inc.	15,462	342,793
Cass Information Systems, Inc.	7,534	318,990
Coastal Financial Corporation(a)	9,618	426,462
Customers Bancorp, Inc.(a)	7,034	318,640
Diamond Hill Investment Group, Inc.	2,329	349,443
Donnelley Financial Solutions, Inc.(a)	5,609	341,925
Employers Holdings, Inc.	7,874	332,125
Heritage Commerce Corporation	42,962	350,140
Open Lending Corporation(a)	52,367	338,815
Preferred Bank	4,859	363,064
PROG Holdings, Inc.	10,912	412,364
Virtu Financial, Inc. - Class A	18,135	398,970
Waterstone Financial, Inc.	30,693	371,385
		5,307,933
Health Care - 4.5% Cross Country Healthcare, Inc.(a)	20,300	306,936
Inmode, Ltd.(a)	16,704	319,548
Innoviva, Inc.(a)	23,505	371,144
Pediatrix Medical Group, Inc.(a)	37,040	270,762
Semler Scientific, Inc.(a)	11,505	337,442
		1,605,832
Industrials - 20.2% ACCO Brands Corporation	66,530	338,638
Apogee Enterprises, Inc.	6,109	396,902
Argan, Inc.	7,133	503,804
Barrett Business Services, Inc.	2,935	388,418
BlueLinx Holdings, Inc.(a)	3,004	309,082
Costamare, Inc.	31,270	500,633
Ennis, Inc.	17,258	362,936
Forward Air Corporation	12,420	208,656
GEO Group, Inc.(a)	26,596	386,706
Global Ship Lease, Inc. - Class A	17,508	523,664
Insteel Industries, Inc.	9,848	323,704
Kforce, Inc.	5,095	314,922
Pangaea Logistics Solutions, Ltd.	51,065	422,307
Preformed Line Products Company	2,757	370,375
Resources Connection, Inc.	26,352	301,730
Star Bulk Carriers Corporation	14,698	398,022
Titan International, Inc.(a)	28,123	232,577
TTEC Holdings, Inc.	32,914	206,700
Universal Logistics Holdings, Inc.	10,126	443,012
Wabash National Corporation	12,448	281,449
		7,214,237
Information Technology - 10.6% Adeia, Inc.	31,326	370,587
Clearfield, Inc.(a)	11,744	449,325
CPI Card Group, Inc.(a)	20,692	541,923
Hackett Group, Inc.	14,445	322,268
Immersion Corporation	41,731	416,893
Ituran Location and Control, Ltd.	12,715	352,078
NVE Corporation	4,268	330,898
PC Connection, Inc.	5,422	366,744
Photronics, Inc.(a)	12,528	342,641
Rimini Street, Inc.(a)	110,884	284,972
		3,778,329
Materials - 5.9% Clearwater Paper Corporation(a)	8,523	452,912
Ingevity Corporation(a)	7,716	376,926
Myers Industries, Inc.	16,760	264,808
Ryerson Holding Corporation	11,205	266,119
SunCoke Energy, Inc.	32,643	344,384
United States Lime & Minerals, Inc.	1,199	410,945
		2,116,094
Real Estate - 2.0% RE/MAX Holdings, Inc. - Class A	44,654	361,251
RMR Group, Inc. - Class A	15,023	353,491
		714,742
TOTAL COMMON STOCKS (Cost $33,631,156)		35,529,111

CONTINGENT VALUE RIGHTS – 0.0%(d)
Materials – 0.0%(d)
Resolute Forest Products, Inc.(a)(b)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)		171

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4% First American Treasury Obligations Fund - Class X, 5.22%(c)	Shares 139,242	139,242
TOTAL SHORT-TERM INVESTMENTS (Cost $139,242)		139,242
TOTAL INVESTMENTS - 99.9% (Cost $33,816,465)		$35,668,524
Other Assets in Excess of Liabilities - 0.1%		24,613
TOTAL NET ASSETS - 100.0%		$35,693,137

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)      Non-income producing security.
(b)      Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of May 31, 2024.
(c)      The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)      Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of  fair  value  requires  more  judgment.  Accordingly,  the  degree  of  judgment  exercised  in  determining  fair  value  is  greatest  for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Roundhill Aquirers Deep Value ETF	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,529,111	$–	$–	$35,529,111
Contingent Value Rights	–	–	171	171
Money Market Funds	139,242	–	–	139,242
Total Investments	$35,668,353	$–	$171	$35,668,524

Refer to the Schedule of Investments for breakout of investments by sector classifications.

For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.